Schedule of Investments (unaudited)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
AAR Corp.(a)	1,525	$ 113,933
AeroVironment, Inc.(a)	1,458	390,219
Archer Aviation, Inc., Class A(a)(b)	20,346	204,070
ATI, Inc.(a)	6,422	494,109
BWX Technologies, Inc.	4,212	639,929
Cadre Holdings, Inc.	1,142	37,766
Ducommun, Inc.(a)	585	53,223
Eve Holding, Inc., Class A(a)(b)	2,252	14,638
Hexcel Corp.	3,700	221,667
Huntington Ingalls Industries, Inc.	1,807	503,900
Intuitive Machines, Inc., Class A(a)	5,004	55,845
Karman Holdings, Inc.(a)	1,612	83,340
Kratos Defense & Security Solutions, Inc.(a)(b)	7,610	446,707
Leonardo DRS, Inc.	3,367	140,067
Loar Holdings, Inc.(a)	1,077	79,601
Mercury Systems, Inc.(a)(b)	2,400	126,216
Moog, Inc., Class A	1,299	251,461
Redwire Corp.(a)(b)	2,220	31,724
Rocket Lab Corp.(a)(b)	16,108	739,679
Spirit AeroSystems Holdings, Inc., Class A(a)	5,167	203,580
StandardAero, Inc.(a)	5,142	146,804
V2X, Inc.(a)	775	36,720
Woodward, Inc.	2,715	697,972
		5,713,170
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	5,416	624,573
GXO Logistics, Inc.(a)(b)	5,360	266,446
Hub Group, Inc., Class A	2,573	90,106
		981,125
Automobile Components — 1.2%
Adient PLC(a)	3,831	82,137
Autoliv, Inc.	3,120	348,036
BorgWarner, Inc.	9,581	352,581
Dana, Inc.	6,077	96,746
Dorman Products, Inc.(a)	1,214	146,433
Fox Factory Holding Corp.(a)	1,834	55,698
Garrett Motion, Inc.	5,432	70,833
Gentex Corp.	9,742	257,384
Gentherm, Inc.(a)	1,356	43,446
Goodyear Tire & Rubber Co. (The)(a)(b)	11,972	123,072
LCI Industries	1,128	107,160
Lear Corp.	2,470	232,896
Mobileye Global, Inc., Class A(a)(b)	7,003	99,723
Modine Manufacturing Co.(a)	2,284	307,335
Patrick Industries, Inc.	1,496	145,471
Phinia, Inc.	1,793	90,905
QuantumScape Corp., Class A(a)(b)	19,205	165,163
Standard Motor Products, Inc.	959	29,115
Visteon Corp.(a)	1,125	125,044
XPEL, Inc.(a)	983	32,134
		2,911,312
Automobiles — 0.2%
Harley-Davidson, Inc.	5,174	125,883
Lucid Group, Inc.(a)(b)	56,314	138,533
Thor Industries, Inc.	2,364	215,100
Winnebago Industries, Inc.	1,132	33,643
		513,159
Banks — 6.9%
1st Source Corp.	857	51,266
Security	Shares	Value
Banks (continued)
Amalgamated Financial Corp.	757	$ 21,945
Amerant Bancorp, Inc., Class A	1,610	31,073
Ameris Bancorp	2,861	195,549
Associated Banc-Corp.	7,584	187,628
Atlantic Union Bankshares Corp.	6,154	195,082
Axos Financial, Inc.(a)	2,259	195,065
Banc of California, Inc.	6,389	92,768
BancFirst Corp.	952	118,543
Bancorp, Inc. (The)(a)	2,086	131,752
Bank First Corp.	418	49,667
Bank of Hawaii Corp.	1,819	112,560
Bank OZK	4,623	227,914
BankUnited, Inc.	3,261	118,929
Banner Corp.	1,456	90,381
Berkshire Hills Bancorp, Inc.	2,103	51,818
BOK Financial Corp.	926	94,017
Brookline Bancorp, Inc.	3,884	40,083
Burke & Herbert Financial Services Corp.	604	35,026
Business First Bancshares, Inc.	1,302	30,922
Byline Bancorp, Inc.	1,573	41,370
Cadence Bank	8,344	290,788
Camden National Corp.	778	29,338
Capital City Bank Group, Inc.	644	25,496
Capitol Federal Financial, Inc.	5,413	32,586
Cathay General Bancorp	2,988	135,117
Central Pacific Financial Corp.	904	24,101
City Holding Co.	651	79,487
Coastal Financial Corp.(a)(b)	553	53,199
Columbia Banking System, Inc.	9,251	220,174
Columbia Financial, Inc.(a)	1,213	17,455
Comerica, Inc.	5,866	396,366
Commerce Bancshares, Inc.	6,043	369,832
Community Financial System, Inc.	2,343	123,476
Community Trust Bancorp, Inc.	740	39,945
ConnectOne Bancorp, Inc.	2,162	49,791
Cullen/Frost Bankers, Inc.	2,783	354,582
Customers Bancorp, Inc.(a)	1,335	85,106
CVB Financial Corp.	5,629	105,206
Dime Community Bancshares, Inc.	1,869	51,790
Eastern Bankshares, Inc.	8,883	137,242
Enterprise Financial Services Corp.	1,670	92,167
Equity Bancshares, Inc., Class A	758	28,486
Esquire Financial Holdings, Inc.	367	35,188
FB Financial Corp.	1,576	76,846
First Bancorp	1,779	89,110
First Bancorp	6,825	142,165
First Busey Corp.	3,908	87,227
First Commonwealth Financial Corp.	4,411	72,826
First Community Bankshares, Inc.	693	25,294
First Financial Bancorp	4,083	98,972
First Financial Bankshares, Inc.	5,569	192,799
First Financial Corp.	551	29,506
First Hawaiian, Inc.	5,635	136,649
First Horizon Corp.	22,705	495,196
First Interstate BancSystem, Inc., Class A	4,093	117,837
First Merchants Corp.	2,458	93,699
First Mid Bancshares, Inc.	957	36,337
Firstsun Capital Bancorp(a)(b)	553	19,659
Five Star Bancorp	770	23,169
Flagstar Financial, Inc.	13,833	156,175
FNB Corp.	14,938	228,850
Fulton Financial Corp.	8,329	149,506

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
German American Bancorp, Inc.	1,713	$ 65,813
Glacier Bancorp, Inc.	5,231	229,275
Great Southern Bancorp, Inc.	399	22,719
Hancock Whitney Corp.	3,808	227,414
Hanmi Financial Corp.	1,367	31,181
Heritage Commerce Corp.	2,630	24,327
Heritage Financial Corp.	1,514	34,126
Hilltop Holdings, Inc.	1,940	57,424
Home BancShares, Inc.	8,529	240,177
HomeTrust Bancshares, Inc.	766	29,767
Hope Bancorp, Inc.	5,635	56,294
Horizon Bancorp, Inc.	1,983	30,717
Independent Bank Corp.	1,844	117,186
Independent Bank Corp.	924	28,228
International Bancshares Corp.	2,493	169,973
Lakeland Financial Corp.	1,146	72,622
Live Oak Bancshares, Inc.	1,639	51,809
Mercantile Bank Corp.	706	32,257
Metrocity Bankshares, Inc.	976	26,938
Metropolitan Bank Holding Corp.	446	31,461
Mid Penn Bancorp, Inc.	971	26,654
MidWestOne Financial Group, Inc.	640	17,626
National Bank Holdings Corp., Class A	1,564	57,962
NB Bancorp, Inc.(a)	1,605	27,654
NBT Bancorp, Inc.	2,052	84,912
Nicolet Bankshares, Inc.	630	81,270
Northeast Bank	371	36,792
Northwest Bancshares, Inc.	6,050	70,785
OceanFirst Financial Corp.	2,556	42,890
OFG Bancorp	1,920	81,830
Old National Bancorp	13,312	281,016
Old Second Bancorp, Inc.	1,937	32,871
Origin Bancorp, Inc.	1,386	50,658
Orrstown Financial Services, Inc.	806	26,485
Pacific Premier Bancorp, Inc.	4,262	92,358
Park National Corp.	672	108,777
Pathward Financial, Inc.	1,098	83,036
Peoples Bancorp, Inc.	1,534	43,934
Pinnacle Financial Partners, Inc.	3,436	301,990
Popular, Inc.	2,960	339,157
Prosperity Bancshares, Inc.	4,205	280,137
Provident Financial Services, Inc.	5,600	102,032
QCR Holdings, Inc.	702	49,842
Renasant Corp.	4,193	153,631
Republic Bancorp, Inc., Class A	397	27,337
S&T Bancorp, Inc.	1,593	58,368
Seacoast Banking Corp. of Florida	3,612	101,822
ServisFirst Bancshares, Inc.	2,472	194,423
Simmons First National Corp., Class A	6,277	120,330
Southern Missouri Bancorp, Inc.	460	24,881
Southside Bancshares, Inc.	1,302	38,331
SouthState Corp.	4,490	422,823
Stellar Bancorp, Inc.	2,254	66,561
Stock Yards Bancorp, Inc.	1,202	89,861
Synovus Financial Corp.	6,451	304,745
Texas Capital Bancshares, Inc.(a)	1,994	167,436
Tompkins Financial Corp.	597	38,614
Towne Bank	3,135	109,819
TriCo Bancshares	1,400	57,568
Triumph Financial, Inc.(a)(b)	986	55,926
TrustCo Bank Corp.	812	27,251
Trustmark Corp.	2,618	97,520
Security	Shares	Value
Banks (continued)
UMB Financial Corp.	3,291	$ 361,977
United Bankshares, Inc.	6,459	229,424
United Community Banks, Inc.	5,253	160,216
Univest Financial Corp.	1,324	38,184
Valley National Bancorp	20,494	189,979
Veritex Holdings, Inc.	2,191	69,498
WaFd, Inc.	3,475	101,140
Webster Financial Corp.	7,464	430,300
WesBanco, Inc.	4,185	126,094
Westamerica BanCorp	1,108	53,073
Western Alliance Bancorp	5,083	394,237
Wintrust Financial Corp.	2,901	371,270
WSFS Financial Corp.	2,505	137,374
Zions Bancorp N.A.	6,517	349,442
		16,231,929
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(a)	383	79,312
Celsius Holdings, Inc.(a)	7,569	343,178
Coca-Cola Consolidated, Inc.	2,390	267,082
MGP Ingredients, Inc.	695	19,655
Molson Coors Beverage Co., Class B	7,759	378,018
National Beverage Corp.(a)	1,221	55,946
Vita Coco Co., Inc. (The)(a)	1,902	67,065
		1,210,256
Biotechnology — 4.4%
89bio, Inc.(a)(b)	5,028	47,766
ACADIA Pharmaceuticals, Inc.(a)	5,739	136,760
ADMA Biologics, Inc.(a)	10,783	201,642
Agios Pharmaceuticals, Inc.(a)(b)	2,682	99,824
Akebia Therapeutics, Inc.(a)	11,702	43,122
Akero Therapeutics, Inc.(a)	2,936	143,424
Alkermes PLC(a)	7,204	190,834
Amicus Therapeutics, Inc.(a)(b)	11,649	69,778
AnaptysBio, Inc.(a)(b)	866	21,260
Anavex Life Sciences Corp.(a)(b)	3,751	42,386
Apellis Pharmaceuticals, Inc.(a)	3,629	81,072
Apogee Therapeutics, Inc.(a)(b)	1,167	44,649
Arbutus Biopharma Corp.(a)	6,040	19,811
Arcellx, Inc.(a)	1,737	124,004
Arcus Biosciences, Inc.(a)	3,126	28,540
Arcutis Biotherapeutics, Inc.(a)(b)	4,937	71,982
Ardelyx, Inc.(a)(b)	10,541	44,694
ArriVent Biopharma, Inc.(a)(b)	468	9,131
Arrowhead Pharmaceuticals, Inc.(a)	5,464	86,331
ARS Pharmaceuticals, Inc.(a)	1,425	25,194
Aurinia Pharmaceuticals, Inc.(a)	5,467	50,542
Avidity Biosciences, Inc.(a)	4,336	159,175
Beam Therapeutics, Inc.(a)(b)	4,164	82,072
Bicara Therapeutics, Inc.(a)(b)	1,341	14,899
BioCryst Pharmaceuticals, Inc.(a)	8,805	71,673
Biohaven Ltd.(a)	4,127	62,318
Bridgebio Pharma, Inc.(a)(b)	6,446	304,702
Capricor Therapeutics, Inc.(a)(b)	1,904	15,575
CareDx, Inc.(a)(b)	2,474	30,393
Catalyst Pharmaceuticals, Inc.(a)	5,219	111,321
Celldex Therapeutics, Inc.(a)	2,383	52,378
CG oncology, Inc.(a)	2,488	66,405
Cogent Biosciences, Inc.(a)	4,867	55,581
Crinetics Pharmaceuticals, Inc.(a)(b)	4,279	122,337
CRISPR Therapeutics AG(a)(b)	3,988	224,365
Cytokinetics, Inc.(a)	5,430	204,385
Day One Biopharmaceuticals, Inc.(a)	3,283	22,029

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Denali Therapeutics, Inc.(a)	6,268	$ 86,686
Dianthus Therapeutics, Inc.(a)(b)	517	10,686
Disc Medicine, Inc.(a)(b)	1,065	63,644
Dynavax Technologies Corp.(a)	4,769	52,364
Dyne Therapeutics, Inc.(a)	5,127	50,501
Exact Sciences Corp.(a)	8,480	398,136
Exelixis, Inc.(a)	11,571	419,102
Geron Corp.(a)(b)	25,234	29,019
GRAIL, Inc.(a)(b)	1,141	39,034
Gyre Therapeutics, Inc.(a)(b)	686	4,836
Halozyme Therapeutics, Inc.(a)	5,686	340,989
Ideaya Biosciences, Inc.(a)(b)	3,831	93,285
ImmunityBio, Inc.(a)(b)	10,201	25,094
Immunome, Inc.(a)(b)	3,466	36,462
Immunovant, Inc.(a)(b)	3,256	52,357
Intellia Therapeutics, Inc.(a)(b)	4,480	52,147
Ionis Pharmaceuticals, Inc.(a)	6,835	293,768
Iovance Biotherapeutics, Inc.(a)(b)	11,771	30,252
Janux Therapeutics, Inc.(a)	1,750	42,026
KalVista Pharmaceuticals, Inc.(a)(b)	1,098	14,966
Keros Therapeutics, Inc.(a)	1,506	21,566
Kiniksa Pharmaceuticals International PLC(a)(b)	1,616	48,900
Krystal Biotech, Inc.(a)	1,181	181,721
Kura Oncology, Inc.(a)	3,083	18,652
Kymera Therapeutics, Inc.(a)(b)	2,185	95,594
Madrigal Pharmaceuticals, Inc.(a)(b)	844	255,318
MannKind Corp.(a)	13,538	51,174
MeiraGTx Holdings PLC(a)	1,611	12,324
Metsera, Inc.(a)(b)	682	22,499
MiMedx Group, Inc.(a)	5,250	37,748
Mineralys Therapeutics, Inc.(a)	1,796	25,413
Mirum Pharmaceuticals, Inc.(a)	1,773	91,629
Moderna, Inc.(a)(b)	15,839	468,201
MoonLake Immunotherapeutics(a)(b)	1,303	65,723
Myriad Genetics, Inc.(a)	4,220	16,205
Neurocrine Biosciences, Inc.(a)	4,542	582,421
Novavax, Inc.(a)(b)	6,174	41,057
Nurix Therapeutics, Inc.(a)(b)	2,731	30,751
Nuvalent, Inc., Class A(a)	1,847	144,712
Organogenesis Holdings, Inc., Class A(a)	3,335	15,408
Praxis Precision Medicines, Inc.(a)	676	36,653
Protagonist Therapeutics, Inc.(a)	2,433	131,041
PTC Therapeutics, Inc.(a)	3,270	170,400
Recursion Pharmaceuticals, Inc., Class A(a)(b)	14,090	83,836
Relay Therapeutics, Inc.(a)	6,030	21,226
Replimune Group, Inc.(a)(b)	2,332	16,394
Revolution Medicines, Inc.(a)	6,927	258,169
Rhythm Pharmaceuticals, Inc.(a)	2,191	186,739
Rocket Pharmaceuticals, Inc.(a)	4,047	12,343
Roivant Sciences Ltd.(a)	17,662	200,640
Sarepta Therapeutics, Inc.(a)	4,453	73,118
Savara, Inc.(a)(b)	3,822	9,899
Scholar Rock Holding Corp.(a)	3,269	121,116
Soleno Therapeutics, Inc.(a)	1,417	122,528
Spyre Therapeutics, Inc.(a)(b)	1,831	31,072
Syndax Pharmaceuticals, Inc.(a)	3,621	35,920
TG Therapeutics, Inc.(a)(b)	6,669	236,750
Travere Therapeutics, Inc.(a)	3,819	59,004
Twist Bioscience Corp.(a)(b)	2,775	93,157
Ultragenyx Pharmaceutical, Inc.(a)	4,054	110,755
uniQure NV(a)(b)	2,094	29,149
Vaxcyte, Inc.(a)(b)	5,303	180,037
Security	Shares	Value
Biotechnology (continued)
Vera Therapeutics, Inc., Class A(a)	2,147	$ 44,636
Veracyte, Inc.(a)(b)	3,283	77,183
Vericel Corp.(a)	2,291	80,048
Viking Therapeutics, Inc.(a)(b)	4,906	159,788
Vir Biotechnology, Inc.(a)	4,140	20,990
Viridian Therapeutics, Inc.(a)(b)	3,205	56,152
Xencor, Inc.(a)	2,695	22,422
Zymeworks, Inc.(a)(b)	1,809	22,721
		10,248,610
Broadline Retail — 0.4%
Dillard’s, Inc., Class A(b)	182	84,981
Etsy, Inc.(a)	4,798	279,580
Groupon, Inc.(a)	1,130	34,849
Kohl’s Corp.(b)	4,910	53,224
Macy’s, Inc.	12,200	154,086
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,832	386,936
Savers Value Village, Inc.(a)(b)	1,097	11,420
		1,005,076
Building Products — 1.7%
A. O. Smith Corp.	5,236	370,656
AAON, Inc.	3,113	259,936
Advanced Drainage Systems, Inc.	3,170	363,758
American Woodmark Corp.(a)	668	35,143
Apogee Enterprises, Inc.	894	37,539
Armstrong World Industries, Inc.	1,996	375,587
AZZ, Inc.	1,291	141,365
CSW Industrials, Inc.	760	197,205
Fortune Brands Innovations, Inc.	5,360	292,334
Gibraltar Industries, Inc.(a)	1,336	88,216
Griffon Corp.	1,856	150,837
Hayward Holdings, Inc.(a)	9,349	143,788
Janus International Group, Inc.(a)(b)	4,947	42,396
Masterbrand, Inc.(a)	5,559	61,316
Quanex Building Products Corp.	1,907	37,148
Resideo Technologies, Inc.(a)	6,362	173,683
Simpson Manufacturing Co., Inc.	1,928	345,941
Tecnoglass, Inc.	1,117	87,160
Trex Co., Inc.(a)	4,927	316,510
UFP Industries, Inc.	2,793	273,714
Zurn Elkay Water Solutions Corp.	6,913	305,900
		4,100,132
Capital Markets — 3.0%
Acadian Asset Management, Inc.	1,273	53,199
Affiliated Managers Group, Inc.	1,318	276,609
Artisan Partners Asset Management, Inc., Class A	3,208	145,162
BGC Group, Inc., Class A	16,398	152,009
Cohen & Steers, Inc.	1,273	93,642
DigitalBridge Group, Inc., Class A(b)	6,920	74,321
Donnelley Financial Solutions, Inc.(a)	1,184	62,705
Evercore, Inc., Class A	1,715	516,455
Federated Hermes, Inc., Class B, NVS	3,760	186,383
Franklin Resources, Inc.	13,140	315,360
Freedom Holding Corp.(a)(b)	837	155,527
GCM Grosvenor, Inc., Class A	1,967	23,191
Hamilton Lane, Inc., Class A	1,761	268,200
Houlihan Lokey, Inc., Class A	2,494	475,506
Invesco Ltd.	15,722	330,319
Janus Henderson Group PLC	5,499	238,107
Jefferies Financial Group, Inc.	7,368	424,839
Kayne Anderson BDC, Inc.(b)	1,867	28,920
Lazard, Inc.	4,083	212,234

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings, Inc.	1,715	$ 352,432
Moelis & Co., Class A	3,305	231,813
Oppenheimer Holdings, Inc., Class A, NVS	306	23,198
P10, Inc., Class A	2,691	33,099
Perella Weinberg Partners, Class A	2,674	53,319
Piper Sandler Cos.	701	221,039
PJT Partners, Inc., Class A	1,032	184,336
SEI Investments Co.	4,423	389,755
StepStone Group, Inc., Class A	2,891	171,610
Stifel Financial Corp.	4,660	531,799
StoneX Group, Inc.(a)	2,010	195,452
TPG, Inc., Class A	4,599	262,465
Victory Capital Holdings, Inc., Class A	2,103	144,918
Virtu Financial, Inc., Class A	3,740	165,084
Virtus Investment Partners, Inc.	289	55,867
WisdomTree, Inc.	5,411	71,804
		7,120,678
Chemicals — 2.0%
AdvanSix, Inc.	1,150	23,138
Albemarle Corp.	5,412	367,204
Ashland, Inc.	2,011	103,687
Avient Corp.	3,990	125,964
Axalta Coating Systems Ltd.(a)	9,499	269,012
Balchem Corp.	1,500	228,705
Cabot Corp.	2,348	169,479
Celanese Corp., Class A	4,739	247,518
Chemours Co. (The)	6,781	81,236
Eastman Chemical Co.	5,285	383,744
Ecovyst, Inc.(a)(b)	4,904	42,223
Element Solutions, Inc.	10,092	238,171
FMC Corp.	5,291	206,561
Hawkins, Inc.	887	144,829
HB Fuller Co.	2,409	135,386
Huntsman Corp.	7,099	68,860
Ingevity Corp.(a)	1,492	62,351
Innospec, Inc.	1,081	86,372
Kronos Worldwide, Inc.	1,076	5,757
Minerals Technologies, Inc.	1,321	76,816
Mosaic Co. (The)	14,134	508,965
NewMarket Corp.	333	228,771
Olin Corp.	5,083	96,272
Orion SA	2,351	22,805
Perimeter Solutions, Inc.(a)	6,267	101,087
PureCycle Technologies, Inc.(a)(b)	5,952	79,816
Quaker Chemical Corp.	654	74,831
Scotts Miracle-Gro Co. (The)	2,016	126,322
Sensient Technologies Corp.	1,951	219,078
Stepan Co.	925	46,962
Tronox Holdings PLC	5,036	16,065
		4,587,987
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	2,638	121,691
ACV Auctions, Inc., Class A(a)(b)	7,075	100,536
Brady Corp., Class A, NVS	1,954	137,894
BrightView Holdings, Inc.(a)	2,589	41,295
Brink’s Co. (The)	1,913	167,081
Casella Waste Systems, Inc., Class A(a)	2,860	310,968
CECO Environmental Corp.(a)	1,346	60,503
Cimpress PLC(a)(b)	692	38,274
CoreCivic, Inc.(a)	5,062	101,442
Deluxe Corp.	1,944	31,298
Driven Brands Holdings, Inc.(a)	2,822	47,692
Security	Shares	Value
Commercial Services & Supplies (continued)
Enviri Corp.(a)	3,325	$ 29,925
GEO Group, Inc. (The)(a)	6,133	158,967
Healthcare Services Group, Inc.(a)	3,087	40,162
HNI Corp.	2,088	107,407
Interface, Inc., Class A	2,441	50,333
Liquidity Services, Inc.(a)	1,137	27,152
MillerKnoll, Inc.	3,050	57,889
MSA Safety, Inc.	1,706	303,446
OPENLANE, Inc.(a)	4,582	112,900
Pitney Bowes, Inc.	1,953	22,186
Steelcase, Inc., Class A	4,415	45,607
Tetra Tech, Inc.	11,505	422,694
UniFirst Corp.	669	114,419
Vestis Corp.	5,944	36,021
VSE Corp.(b)	837	131,024
		2,818,806
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.(a)	3,368	31,289
Applied Optoelectronics, Inc.(a)(b)	2,377	54,362
Calix, Inc.(a)	2,730	154,764
Ciena Corp.(a)	6,524	605,688
CommScope Holding Co., Inc.(a)	9,394	77,031
Digi International, Inc.(a)	1,594	51,980
Extreme Networks, Inc.(a)	6,085	107,461
Harmonic, Inc.(a)	5,176	44,048
Lumentum Holdings, Inc.(a)	3,177	349,724
NETGEAR, Inc.(a)	1,258	29,248
NetScout Systems, Inc.(a)	3,052	65,374
Ribbon Communications, Inc.(a)	4,168	15,672
Viasat, Inc.(a)	4,855	79,767
Viavi Solutions, Inc.(a)	9,501	95,485
		1,761,893
Construction & Engineering — 1.9%
API Group Corp.(a)	14,221	512,951
Arcosa, Inc.	2,093	179,747
Argan, Inc.	603	147,723
Centuri Holdings, Inc.(a)(b)	796	17,353
Construction Partners, Inc., Class A(a)(b)	2,157	217,533
Dycom Industries, Inc.(a)	1,276	343,002
Everus Construction Group, Inc.(a)(b)	2,350	174,511
Fluor Corp.(a)	7,253	411,753
Granite Construction, Inc.	1,911	180,532
Great Lakes Dredge & Dock Corp.(a)	2,875	31,855
IES Holdings, Inc.(a)(b)	391	138,050
Limbach Holdings, Inc.(a)(b)	482	66,034
MasTec, Inc.(a)(b)	2,814	532,437
MYR Group, Inc.(a)	694	134,289
Primoris Services Corp.	2,465	232,129
Sterling Infrastructure, Inc.(a)	1,400	374,626
Tutor Perini Corp.(a)	2,030	97,745
Valmont Industries, Inc.	923	335,926
WillScot Holdings Corp., Class A	8,444	247,831
		4,376,027
Construction Materials — 0.3%
Eagle Materials, Inc.	1,530	343,164
Knife River Corp.(a)	2,353	194,075
United States Lime & Minerals, Inc.	494	49,193
		586,432
Consumer Finance — 1.1%
Ally Financial, Inc.	12,709	481,036
Atlanticus Holdings Corp.(a)(b)	263	13,053

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Bread Financial Holdings, Inc.	2,115	$ 129,650
Credit Acceptance Corp.(a)	248	121,589
Dave, Inc., Class A(a)	460	108,468
Encore Capital Group, Inc.(a)	960	35,405
Enova International, Inc.(a)	1,097	114,702
EZCORP, Inc., Class A, NVS(a)	2,165	31,003
FirstCash Holdings, Inc.	1,838	244,987
LendingClub Corp.(a)	5,082	79,228
LendingTree, Inc.(a)	554	25,861
Navient Corp.	3,169	41,007
Nelnet, Inc., Class A	525	65,504
OneMain Holdings, Inc.	5,513	318,596
PRA Group, Inc.(a)	1,553	23,606
PROG Holdings, Inc.	1,816	57,821
SLM Corp.	9,040	287,472
Upstart Holdings, Inc.(a)	3,827	312,819
World Acceptance Corp.(a)	150	23,598
		2,515,405
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	17,413	334,678
Andersons, Inc. (The)	1,506	54,096
Chefs’ Warehouse, Inc. (The)(a)	1,701	116,621
Grocery Outlet Holding Corp.(a)	4,077	53,694
Guardian Pharmacy Services, Inc., Class A(a)	541	11,307
Ingles Markets, Inc., Class A	677	42,604
Maplebear, Inc.(a)	8,459	405,778
Natural Grocers by Vitamin Cottage, Inc.	305	11,556
PriceSmart, Inc.	1,066	114,595
SpartanNash Co.	1,438	38,165
United Natural Foods, Inc.(a)	2,807	77,585
Walgreens Boots Alliance, Inc.	32,866	382,560
Weis Markets, Inc.	649	46,994
		1,690,233
Containers & Packaging — 0.9%
AptarGroup, Inc.	3,016	473,934
Crown Holdings, Inc.	5,379	534,457
Graphic Packaging Holding Co.	12,636	282,541
Greif, Inc., Class A, NVS	1,125	71,359
O-I Glass, Inc.(a)	6,850	89,119
Sealed Air Corp.	6,503	190,343
Silgan Holdings, Inc.	4,082	189,935
Sonoco Products Co.	4,470	201,463
TriMas Corp.	1,494	53,381
		2,086,532
Distributors — 0.4%
A-Mark Precious Metals, Inc.	803	17,088
LKQ Corp.	11,877	350,015
Pool Corp.	1,695	522,297
		889,400
Diversified Consumer Services — 1.0%
ADT, Inc.	16,053	134,043
Adtalem Global Education, Inc.(a)	1,701	194,373
Bright Horizons Family Solutions, Inc.(a)	2,535	286,709
Carriage Services, Inc.	635	28,524
Coursera, Inc.(a)	5,230	66,107
Frontdoor, Inc.(a)	3,315	193,928
Graham Holdings Co., Class B	152	145,035
Grand Canyon Education, Inc.(a)	1,290	217,533
H&R Block, Inc.	6,133	333,267
KinderCare Learning Cos., Inc.(a)	1,525	14,655
Laureate Education, Inc., Class A(a)	5,740	129,724
Security	Shares	Value
Diversified Consumer Services (continued)
Matthews International Corp., Class A	1,314	$ 30,866
Mister Car Wash, Inc.(a)	4,668	26,958
OneSpaWorld Holdings Ltd.	4,295	95,005
Perdoceo Education Corp.	2,889	83,146
Strategic Education, Inc.	1,037	76,888
Stride, Inc.(a)	1,852	237,482
Udemy, Inc.(a)	3,784	28,796
Universal Technical Institute, Inc.(a)	2,123	68,403
		2,391,442
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	3,432	61,707
American Assets Trust, Inc.	2,181	41,505
Broadstone Net Lease, Inc.	7,954	129,173
CTO Realty Growth, Inc.	1,326	21,892
Essential Properties Realty Trust, Inc.	9,066	276,422
Gladstone Commercial Corp.	2,085	27,418
Global Net Lease, Inc.	9,081	63,476
		621,593
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)(b)	493	10,949
AST SpaceMobile, Inc., Class A(a)(b)	9,467	503,360
Cogent Communications Holdings, Inc.	2,062	94,007
Frontier Communications Parent, Inc.(a)	10,089	370,670
Globalstar, Inc.(a)	2,245	52,735
IDT Corp., Class B	894	52,666
Iridium Communications, Inc.	4,498	110,021
Liberty Global Ltd., Class A(a)	7,819	78,346
Liberty Global Ltd., Class C, NVS(a)	6,407	65,544
Liberty Latin America Ltd., Class A(a)	1,555	10,963
Liberty Latin America Ltd., Class C, NVS(a)	4,690	33,487
Lumen Technologies, Inc.(a)	42,116	187,416
		1,570,164
Electric Utilities — 1.1%
ALLETE, Inc.	2,641	174,121
Hawaiian Electric Industries, Inc.(a)	8,098	86,810
IDACORP, Inc.	2,366	296,531
MGE Energy, Inc.	1,673	142,105
OGE Energy Corp.	9,221	418,818
Oklo, Inc., Class A(a)(b)	4,154	318,155
Otter Tail Corp.	1,895	146,256
Pinnacle West Capital Corp.	5,472	495,873
Portland General Electric Co.	5,017	206,299
TXNM Energy, Inc.	4,221	239,710
		2,524,678
Electrical Equipment — 1.8%
Acuity, Inc.	1,378	429,040
American Superconductor Corp.(a)	1,796	102,103
Array Technologies, Inc.(a)(b)	6,222	40,443
Atkore, Inc.	1,507	116,069
Bloom Energy Corp., Class A(a)	9,259	346,194
EnerSys	1,752	161,832
Enovix Corp.(a)(b)	6,667	89,338
Eos Energy Enterprises, Inc., Class A(a)(b)	10,469	59,673
Generac Holdings, Inc.(a)	2,742	533,840
NANO Nuclear Energy, Inc.(a)(b)	1,176	41,666
NEXTracker, Inc., Class A(a)	6,632	386,380
NuScale Power Corp., Class A(a)(b)	5,968	299,653
nVent Electric PLC	7,587	594,973
Plug Power, Inc.(a)(b)	38,936	58,404
Powell Industries, Inc.(b)	434	102,901
Power Solutions International, Inc.(a)	257	24,094

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Preformed Line Products Co.	122	$ 18,828
Regal Rexnord Corp.	3,056	467,201
Sensata Technologies Holding PLC	6,631	203,970
Shoals Technologies Group, Inc., Class A(a)(b)	7,350	39,616
Sunrun, Inc.(a)(b)	9,841	100,969
Thermon Group Holdings, Inc.(a)(b)	1,432	40,497
Vicor Corp.(a)	1,052	46,751
		4,304,435
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	1,737	241,304
Arlo Technologies, Inc.(a)	4,647	75,281
Arrow Electronics, Inc.(a)	2,180	252,880
Avnet, Inc.	3,999	211,707
Badger Meter, Inc.	1,349	254,637
Bel Fuse, Inc., Class B, NVS(b)	478	62,159
Belden, Inc.	1,768	218,613
Benchmark Electronics, Inc.	1,464	56,364
Cognex Corp.	7,435	303,125
Coherent Corp.(a)	7,058	759,441
Crane NXT Co.	2,495	148,053
CTS Corp.	1,339	52,475
Daktronics, Inc.(a)	1,793	29,082
ePlus, Inc.(a)	1,150	74,497
Fabrinet(a)	1,667	539,658
Insight Enterprises, Inc.(a)	1,287	152,613
IPG Photonics Corp.(a)	1,186	88,820
Itron, Inc.(a)	2,095	260,911
Knowles Corp.(a)	3,723	75,614
Littelfuse, Inc.	1,149	295,672
Mirion Technologies, Inc., Class A(a)(b)	9,594	214,426
Napco Security Technologies, Inc.	1,580	48,237
Novanta, Inc.(a)	1,635	201,138
OSI Systems, Inc.(a)	732	161,779
PAR Technology Corp.(a)(b)	1,828	111,106
PC Connection, Inc.	546	33,628
Plexus Corp.(a)	1,182	150,705
Powerfleet, Inc.(a)	5,314	21,575
Rogers Corp.(a)	777	50,956
Sanmina Corp.(a)	2,294	266,196
ScanSource, Inc.(a)	1,158	44,977
TD SYNNEX Corp.	3,476	501,900
TTM Technologies, Inc.(a)	4,358	205,916
Vishay Intertechnology, Inc.	4,688	76,836
Vontier Corp.	6,853	284,194
		6,526,475
Energy Equipment & Services — 1.1%
Archrock, Inc.	7,880	184,077
Aris Water Solutions, Inc., Class A	1,300	27,651
Atlas Energy Solutions, Inc.	3,366	43,758
Bristow Group, Inc.(a)	897	31,009
Cactus, Inc., Class A	3,109	131,542
Helix Energy Solutions Group, Inc.(a)	5,905	35,017
Helmerich & Payne, Inc.	4,280	69,379
Innovex International, Inc.(a)	1,756	28,833
Kodiak Gas Services, Inc.	2,384	77,075
Liberty Energy, Inc., Class A	7,131	87,997
Noble Corp. PLC	5,796	155,391
NOV, Inc.	16,711	210,224
Oceaneering International, Inc.(a)	4,585	99,494
Patterson-UTI Energy, Inc.	15,526	91,759
RPC, Inc.	4,049	18,828
Seadrill Ltd.(a)(b)	2,662	77,624
Security	Shares	Value
Energy Equipment & Services (continued)
Select Water Solutions, Inc., Class A	3,713	$ 35,756
Solaris Energy Infrastructure, Inc., Class A	1,583	51,717
TechnipFMC PLC	19,078	693,867
Tidewater, Inc.(a)	2,118	105,921
Transocean Ltd.(a)(b)	32,249	94,167
Valaris Ltd.(a)	2,834	137,817
Weatherford International PLC	3,384	191,365
		2,680,268
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)	19,697	57,121
Atlanta Braves Holdings, Inc., Class A(a)	483	22,749
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,160	96,250
Cinemark Holdings, Inc.	4,640	124,677
IMAX Corp.(a)	2,008	51,786
Liberty Media Corp. - Liberty Live, Class A(a)	905	74,029
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	2,127	179,157
Lionsgate Studios Corp.(a)(b)	10,475	62,012
Madison Square Garden Entertainment Corp., Class A(a)	1,815	68,589
Madison Square Garden Sports Corp., Class A(a)	780	157,638
Playtika Holding Corp.	3,472	15,468
Roku, Inc., Class A(a)	5,884	554,038
Sphere Entertainment Co., Class A(a)(b)	1,105	47,570
Starz Entertainment Corp.(a)(b)	579	8,425
Warner Music Group Corp., Class A	6,367	186,298
		1,705,807
Financial Services — 1.9%
AvidXchange Holdings, Inc.(a)	8,756	86,334
Burford Capital Ltd.	8,776	112,772
Cannae Holdings, Inc.	2,565	54,840
Cantaloupe, Inc.(a)	2,906	32,170
Compass Diversified Holdings	3,035	19,394
Enact Holdings, Inc.	1,487	51,688
Essent Group Ltd.	4,566	255,650
Euronet Worldwide, Inc.(a)	1,877	182,407
EVERTEC, Inc.	2,723	98,437
Federal Agricultural Mortgage Corp., Class C, NVS	390	67,185
Flywire Corp.(a)	4,827	52,566
HA Sustainable Infrastructure Capital, Inc.	5,470	142,056
Jackson Financial, Inc., Class A	2,981	261,016
Marqeta, Inc., Class A(a)	18,221	103,860
Merchants Bancorp	1,004	29,417
MGIC Investment Corp.	10,541	273,012
Mr. Cooper Group, Inc.(a)	2,676	416,707
NCR Atleos Corp.(a)	3,345	102,357
NMI Holdings, Inc., Class A(a)	3,409	127,224
Paymentus Holdings, Inc., Class A(a)	1,390	38,753
Payoneer Global, Inc.(a)	9,532	62,625
PennyMac Financial Services, Inc., Class A	1,317	122,665
Priority Technology Holdings, Inc.(a)	1,252	8,576
Radian Group, Inc.	6,517	212,519
Remitly Global, Inc.(a)	7,214	119,031
Rocket Cos., Inc., Class A(b)	11,168	164,951
Sezzle, Inc.(a)(b)	874	135,330
Shift4 Payments, Inc., Class A(a)(b)	3,036	312,708
TFS Financial Corp.	2,574	33,745
UWM Holdings Corp., Class A	7,411	29,792
Velocity Financial, Inc.(a)	509	8,450
Voya Financial, Inc.	4,415	309,050
Walker & Dunlop, Inc.	1,521	114,090

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Western Union Co. (The)	15,395	$ 123,930
WEX, Inc.(a)(b)	1,435	243,491
		4,508,798
Food Products — 1.4%
Bunge Global SA	6,161	491,401
Cal-Maine Foods, Inc.	1,981	220,168
Darling Ingredients, Inc.(a)	6,765	219,051
Flowers Foods, Inc.	9,273	146,977
Fresh Del Monte Produce, Inc.	1,663	62,512
Freshpet, Inc.(a)	2,121	144,907
Ingredion, Inc.	2,840	373,574
J & J Snack Foods Corp.	692	78,120
John B. Sanfilippo & Son, Inc.	395	25,007
Lamb Weston Holdings, Inc.	5,979	341,221
Marzetti Co. (The)	931	165,495
Mission Produce, Inc.(a)	2,351	29,011
Post Holdings, Inc.(a)	2,302	243,575
Seaboard Corp.	12	38,006
Seneca Foods Corp., Class A(a)	212	22,203
Simply Good Foods Co. (The)(a)	3,965	120,774
The Campbell’s Co.	9,129	291,398
Tootsie Roll Industries, Inc.	813	30,837
TreeHouse Foods, Inc.(a)	2,064	39,670
Utz Brands, Inc., Class A	3,393	44,211
Vital Farms, Inc.(a)	1,550	57,660
WK Kellogg Co.	2,808	64,724
		3,250,502
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	1,033	123,836
MDU Resources Group, Inc.	9,078	156,596
National Fuel Gas Co.	4,168	361,741
New Jersey Resources Corp.	4,450	204,299
Northwest Natural Holding Co.	1,854	74,012
ONE Gas, Inc.	2,615	190,110
Southwest Gas Holdings, Inc.	2,698	210,822
Spire, Inc.	2,677	199,356
UGI Corp.	9,887	357,712
		1,878,484
Ground Transportation — 1.0%
ArcBest Corp.	1,002	73,276
Avis Budget Group, Inc.(a)	806	137,213
Heartland Express, Inc.	2,377	18,588
Hertz Global Holdings, Inc.(a)(b)	5,264	33,742
Knight-Swift Transportation Holdings, Inc.	7,226	307,105
Landstar System, Inc.	1,595	212,725
Lyft, Inc., Class A(a)	18,044	253,699
Marten Transport Ltd.	2,416	29,379
RXO, Inc.(a)	7,564	116,864
Ryder System, Inc.	1,872	332,673
Saia, Inc.(a)	1,224	369,942
Schneider National, Inc., Class B	2,077	50,783
U-Haul Holding Co.(a)	360	20,830
U-Haul Holding Co., NVS(b)	4,458	231,816
Universal Logistics Holdings, Inc.	269	6,437
Werner Enterprises, Inc.	2,475	68,607
		2,263,679
Health Care Equipment & Supplies — 1.9%
Alphatec Holdings, Inc.(a)(b)	5,081	53,757
Artivion, Inc.(a)	1,676	51,805
AtriCure, Inc.(a)(b)	2,320	81,432
Avanos Medical, Inc.(a)	1,950	21,782
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Axogen, Inc.(a)	1,750	$ 22,907
Ceribell, Inc.(a)(b)	857	12,341
CONMED Corp.	1,405	71,866
DENTSPLY SIRONA, Inc.	8,935	127,860
Embecta Corp.	2,663	27,056
Enovis Corp.(a)(b)	2,483	66,544
Envista Holdings Corp.(a)(b)	7,840	148,098
Establishment Labs Holdings, Inc.(a)(b)	1,098	46,067
Glaukos Corp.(a)	2,444	210,404
Globus Medical, Inc., Class A(a)	5,291	278,465
Haemonetics Corp.(a)	2,201	162,962
ICU Medical, Inc.(a)	1,057	135,729
Inspire Medical Systems, Inc.(a)	1,365	169,997
Integer Holdings Corp.(a)	1,571	170,469
Integra LifeSciences Holdings Corp.(a)	3,177	41,746
iRadimed Corp.	362	21,119
iRhythm Technologies, Inc.(a)	1,448	202,981
Kestra Medical Technologies Ltd.(a)(b)	1,049	17,309
Lantheus Holdings, Inc.(a)(b)	3,117	221,899
LeMaitre Vascular, Inc.	944	76,691
LivaNova PLC(a)	2,463	103,914
Masimo Corp.(a)	2,159	332,033
Merit Medical Systems, Inc.(a)	2,722	230,989
Neogen Corp.(a)	8,896	41,366
Novocure Ltd.(a)	4,692	54,286
Omnicell, Inc.(a)	1,993	61,803
Penumbra, Inc.(a)	1,708	430,877
PROCEPT BioRobotics Corp.(a)(b)	2,471	119,868
Pulse Biosciences, Inc.(a)(b)	817	12,271
QuidelOrtho Corp.(a)	3,006	69,198
RxSight, Inc.(a)	1,404	10,923
STAAR Surgical Co.(a)	1,518	27,195
Tandem Diabetes Care, Inc.(a)	3,028	47,176
Teleflex, Inc.	2,136	255,252
TransMedics Group, Inc.(a)	1,442	171,555
UFP Technologies, Inc.(a)	348	78,784
		4,488,776
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	4,166	90,694
AdaptHealth Corp.(a)	4,158	37,297
Addus HomeCare Corp.(a)	821	87,666
agilon health, Inc.(a)(b)	14,061	25,169
Alignment Healthcare, Inc.(a)	5,015	69,107
Amedisys, Inc.(a)	1,460	143,956
AMN Healthcare Services, Inc.(a)	1,789	32,810
Ardent Health, Inc.(a)	1,097	11,628
Astrana Health, Inc.(a)(b)	1,893	45,167
Aveanna Healthcare Holdings, Inc.(a)	2,639	10,477
BrightSpring Health Services, Inc.(a)(b)	3,217	66,431
Brookdale Senior Living, Inc.(a)	10,183	78,918
Castle Biosciences, Inc.(a)	1,231	18,650
Chemed Corp.	668	275,416
Clover Health Investments Corp., Class A(a)(b)	17,166	49,610
Concentra Group Holdings Parent, Inc.	5,490	109,635
CorVel Corp.(a)	1,347	119,344
DaVita, Inc.(a)	1,853	260,106
Encompass Health Corp.	4,433	488,118
Ensign Group, Inc. (The)	2,640	396,000
GeneDx Holdings Corp., Class A(a)	909	92,673
Guardant Health, Inc.(a)	5,336	218,669
HealthEquity, Inc.(a)(b)	3,936	381,792
Henry Schein, Inc.(a)	4,835	327,088

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Hims & Hers Health, Inc., Class A(a)(b)	9,361	$ 619,511
LifeStance Health Group, Inc.(a)	7,116	28,322
National HealthCare Corp.	566	54,353
NeoGenomics, Inc.(a)	5,813	28,135
Nutex Health, Inc.(a)(b)	164	13,909
OPKO Health, Inc.(a)	17,135	21,933
Option Care Health, Inc.(a)	7,541	221,328
PACS Group, Inc.(a)	1,994	22,054
Pediatrix Medical Group, Inc.(a)	3,778	46,280
Pennant Group, Inc. (The)(a)	1,563	34,652
Premier, Inc., Class A	3,817	81,989
Privia Health Group, Inc.(a)	5,023	98,049
Progyny, Inc.(a)	3,352	78,806
RadNet, Inc.(a)	3,021	165,339
Select Medical Holdings Corp.	4,997	73,906
Surgery Partners, Inc.(a)	3,273	71,842
U.S. Physical Therapy, Inc.	662	48,425
Universal Health Services, Inc., Class B	2,571	427,943
		5,573,197
Health Care REITs — 0.8%
American Healthcare REIT, Inc.	6,964	269,089
CareTrust REIT, Inc.	8,165	259,647
Healthcare Realty Trust, Inc.	15,696	241,091
LTC Properties, Inc.	2,151	73,220
Medical Properties Trust, Inc.	23,551	97,030
National Health Investors, Inc.	2,074	144,890
Omega Healthcare Investors, Inc.	13,256	515,658
Sabra Health Care REIT, Inc.	10,038	180,985
Sila Realty Trust, Inc.	2,593	63,373
		1,844,983
Health Care Technology — 0.3%
Certara, Inc.(a)	5,535	54,464
Doximity, Inc., Class A(a)	5,977	351,149
Evolent Health, Inc., Class A(a)(b)	4,859	48,833
HealthStream, Inc.	1,066	27,887
Phreesia, Inc.(a)	2,449	66,025
Schrodinger, Inc.(a)	2,535	51,536
Teladoc Health, Inc.(a)	8,241	59,418
Waystar Holding Corp.(a)	3,697	136,715
		796,027
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	10,293	120,943
DiamondRock Hospitality Co.	9,134	70,515
Host Hotels & Resorts, Inc.	32,210	506,341
Park Hotels & Resorts, Inc.	9,284	98,967
Pebblebrook Hotel Trust	5,397	54,132
RLJ Lodging Trust	6,803	50,342
Ryman Hospitality Properties, Inc.	2,686	255,331
Sunstone Hotel Investors, Inc.	8,484	74,235
Xenia Hotels & Resorts, Inc.	4,321	54,920
		1,285,726
Hotels, Restaurants & Leisure — 3.6%
Accel Entertainment, Inc., Class A(a)	2,484	31,944
Aramark	12,068	513,614
Biglari Holdings, Inc., Class B, NVS(a)	30	9,250
BJ’s Restaurants, Inc.(a)	759	26,891
Bloomin’ Brands, Inc.	4,009	36,522
Boyd Gaming Corp.	2,697	228,975
Brinker International, Inc.(a)	2,025	319,140
Caesars Entertainment, Inc.(a)	9,379	250,232
Cava Group, Inc.(a)	4,502	396,221
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The)	2,125	$ 135,809
Choice Hotels International, Inc.(b)	1,235	157,722
Churchill Downs, Inc.	3,178	340,173
Cracker Barrel Old Country Store, Inc.	1,045	64,790
Dave & Buster’s Entertainment, Inc.(a)	1,216	35,556
Dutch Bros, Inc., Class A(a)	5,256	311,523
First Watch Restaurant Group, Inc.(a)	1,795	31,036
Global Business Travel Group I, Class A(a)	4,705	30,253
Golden Entertainment, Inc.	908	25,533
Hilton Grand Vacations, Inc.(a)	2,704	121,193
Hyatt Hotels Corp., Class A	1,845	260,090
Krispy Kreme, Inc.	4,603	16,663
Kura Sushi U.S.A., Inc., Class A(a)(b)	288	25,269
Life Time Group Holdings, Inc.(a)(b)	5,602	160,889
Light & Wonder, Inc., Class A(a)(b)	3,904	376,033
Lucky Strike Entertainment Corp., Class A(b)	818	8,098
Marriott Vacations Worldwide Corp.	1,368	101,875
MGM Resorts International(a)	9,147	333,408
Monarch Casino & Resort, Inc.	602	61,982
Norwegian Cruise Line Holdings Ltd.(a)	20,354	520,248
Papa John’s International, Inc.	1,418	60,137
Penn Entertainment, Inc.(a)	6,570	118,654
Planet Fitness, Inc., Class A(a)	3,748	409,244
Portillo’s, Inc., Class A(a)(b)	2,353	23,436
Pursuit Attractions and Hospitality, Inc.(a)	970	29,333
Red Rock Resorts, Inc., Class A	2,347	143,988
Rush Street Interactive, Inc., Class A(a)(b)	4,077	82,192
Sabre Corp.(a)	16,623	50,368
Shake Shack, Inc., Class A(a)	1,767	212,641
Six Flags Entertainment Corp.(a)(b)	4,290	128,528
Sweetgreen, Inc., Class A(a)(b)	4,478	57,677
Target Hospitality Corp.(a)	1,535	11,651
Texas Roadhouse, Inc.	3,075	569,275
Travel + Leisure Co.	2,948	174,669
United Parks & Resorts, Inc.(a)(b)	1,111	52,584
Vail Resorts, Inc.	1,626	244,323
Wendy’s Co. (The)	7,136	70,290
Wingstop, Inc.	1,289	486,391
Wyndham Hotels & Resorts, Inc.	3,370	289,820
Wynn Resorts Ltd.	3,839	418,566
		8,564,699
Household Durables — 1.5%
Beazer Homes U.S.A., Inc.(a)	1,372	32,242
Cavco Industries, Inc.(a)	335	135,229
Century Communities, Inc.	1,147	64,565
Champion Homes, Inc.(a)	2,476	150,788
Dream Finders Homes, Inc., Class A(a)	1,190	30,131
Ethan Allen Interiors, Inc.	988	29,413
Green Brick Partners, Inc.(a)	1,432	88,698
Helen of Troy Ltd.(a)	999	21,958
Installed Building Products, Inc.	1,071	216,653
KB Home	2,851	157,546
La-Z-Boy, Inc.	1,766	63,523
Legacy Housing Corp.(a)	498	11,145
Leggett & Platt, Inc.	6,103	58,284
LGI Homes, Inc.(a)	906	48,263
M/I Homes, Inc.(a)	1,143	137,377
Meritage Homes Corp.	3,276	220,606
Mohawk Industries, Inc.(a)	2,277	260,739
Newell Brands, Inc.	17,687	99,224
Sonos, Inc.(a)	4,979	53,823
Taylor Morrison Home Corp., Class A(a)	4,635	274,763

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Toll Brothers, Inc.	4,584	$ 542,562
TopBuild Corp.(a)	1,307	484,152
Tri Pointe Homes, Inc.(a)	3,769	116,085
Whirlpool Corp.	2,559	212,499
		3,510,268
Household Products — 0.2%
Central Garden & Pet Co.(a)	418	16,310
Central Garden & Pet Co., Class A, NVS(a)	2,330	82,762
Energizer Holdings, Inc.	2,883	64,925
Reynolds Consumer Products, Inc.	2,518	56,630
Spectrum Brands Holdings, Inc.	1,168	62,500
WD-40 Co.	618	132,499
		415,626
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The)	32,796	431,267
Clearway Energy, Inc., Class A	1,590	48,940
Clearway Energy, Inc., Class C	3,768	122,950
Hallador Energy Co.(a)	1,490	26,283
Ormat Technologies, Inc.	2,648	236,758
Talen Energy Corp.(a)	1,931	729,088
		1,595,286
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	11,534	185,467
EastGroup Properties, Inc.	2,414	394,061
First Industrial Realty Trust, Inc.	5,572	271,468
Innovative Industrial Properties, Inc.	1,277	66,021
Lineage, Inc.	2,757	118,964
LXP Industrial Trust	13,583	105,404
Plymouth Industrial REIT, Inc.	1,725	25,047
Rexford Industrial Realty, Inc.	10,847	396,241
STAG Industrial, Inc.	8,585	294,723
Terreno Realty Corp.	4,645	257,751
		2,115,147
Insurance — 3.0%
Abacus Global Management, Inc., Class A(a)(b)	1,769	9,570
American Financial Group, Inc.	3,315	414,043
AMERISAFE, Inc.	905	40,526
Assurant, Inc.	2,360	442,028
Assured Guaranty Ltd.	2,222	187,937
Axis Capital Holdings Ltd.	3,564	334,446
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	3,250	119,730
Bowhead Specialty Holdings, Inc.(a)	701	22,783
Brighthouse Financial, Inc.(a)	2,733	130,774
CNO Financial Group, Inc.	4,614	169,980
Donegal Group, Inc., Class A	913	15,658
Employers Holdings, Inc.	1,007	41,569
F&G Annuities & Life, Inc.	966	30,825
First American Financial Corp.	4,515	271,126
Genworth Financial, Inc., Class A(a)	19,035	149,615
Globe Life, Inc.	3,597	505,271
Goosehead Insurance, Inc., Class A	1,104	100,365
Hamilton Insurance Group Ltd., Class B(a)	1,852	39,799
Hanover Insurance Group, Inc. (The)	1,593	273,407
HCI Group, Inc.	384	53,775
Heritage Insurance Holdings, Inc.(a)	1,062	22,398
Hippo Holdings, Inc.(a)	849	21,938
Horace Mann Educators Corp.	1,760	74,853
Kemper Corp.	2,644	162,844
Kinsale Capital Group, Inc.	1,015	447,300
Lemonade, Inc.(a)(b)	2,519	94,916
Lincoln National Corp.	7,862	299,621
Security	Shares	Value
Insurance (continued)
Mercury General Corp.	1,167	$ 80,815
Old Republic International Corp.	10,708	387,308
Oscar Health, Inc., Class A(a)(b)	8,890	124,905
Palomar Holdings, Inc.(a)	1,208	160,048
Primerica, Inc.	1,538	408,539
ProAssurance Corp.(a)	2,173	51,630
RLI Corp.	3,864	254,985
Root, Inc., Class A(a)	414	50,106
Ryan Specialty Holdings, Inc., Class A	4,833	295,731
Safety Insurance Group, Inc.	647	45,516
Selective Insurance Group, Inc.	2,792	217,692
SiriusPoint Ltd.(a)	3,476	68,164
Skyward Specialty Insurance Group, Inc.(a)	1,393	70,458
Stewart Information Services Corp.	1,205	78,241
Tiptree, Inc.	908	18,868
Trupanion, Inc.(a)(b)	1,621	76,852
Universal Insurance Holdings, Inc.	1,267	29,952
White Mountains Insurance Group Ltd.(b)	110	196,658
		7,093,565
Interactive Media & Services — 0.6%
Angi, Inc., Class A(a)	2,000	32,440
Cargurus, Inc., Class A(a)	3,585	117,660
Cars.com, Inc.(a)	2,626	33,797
fuboTV, Inc.(a)(b)	15,288	60,846
Getty Images Holdings, Inc., Class A(a)(b)	2,240	3,965
Grindr, Inc.(a)	1,501	26,237
IAC, Inc.(a)	3,090	121,437
Match Group, Inc.	11,336	388,485
QuinStreet, Inc.(a)(b)	2,308	37,874
Rumble, Inc., Class A(a)(b)	4,854	40,968
Shutterstock, Inc.	1,030	19,735
Taboola.com Ltd.(a)(b)	7,436	23,870
TripAdvisor, Inc.(a)	5,133	89,776
Trump Media & Technology Group Corp., Class A(a)(b)	5,442	95,725
Vimeo, Inc.(a)	6,535	24,768
Webtoon Entertainment, Inc.(a)(b)	724	7,269
Yelp, Inc.(a)	2,861	98,504
Ziff Davis, Inc.(a)	1,746	54,335
ZoomInfo Technologies, Inc., Class A(a)	13,650	147,829
		1,425,520
IT Services — 0.6%
Applied Digital Corp.(a)(b)	8,389	110,231
ASGN, Inc.(a)	1,932	96,870
BigBear.ai Holdings, Inc.(a)(b)	13,622	86,500
Couchbase, Inc.(a)	1,618	39,253
DigitalOcean Holdings, Inc.(a)	2,841	79,150
DXC Technology Co.(a)	7,468	101,639
EPAM Systems, Inc.(a)	2,539	400,426
Fastly, Inc., Class A(a)	6,307	42,825
Grid Dynamics Holdings, Inc., Class A(a)	2,904	27,559
Hackett Group, Inc. (The)	1,148	26,852
Kyndryl Holdings, Inc.(a)	10,624	401,268
		1,412,573
Leisure Products — 0.6%
Acushnet Holdings Corp.	1,282	102,073
Brunswick Corp.	2,898	168,924
Hasbro, Inc.	6,058	455,319
Latham Group, Inc.(a)	2,280	15,458
Malibu Boats, Inc., Class A(a)	862	28,713
Mattel, Inc.(a)	14,855	252,684
Peloton Interactive, Inc., Class A(a)	17,059	121,801

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Polaris, Inc.	2,337	$ 123,651
Sturm Ruger & Co., Inc.	754	25,757
Topgolf Callaway Brands Corp.(a)	5,729	52,993
YETI Holdings, Inc.(a)	3,652	134,175
		1,481,548
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(a)(b)	4,716	63,430
Adaptive Biotechnologies Corp.(a)	4,607	47,176
Avantor, Inc.(a)	31,025	416,976
Azenta, Inc.(a)	1,816	59,383
BioLife Solutions, Inc.(a)	1,725	36,673
Bio-Rad Laboratories, Inc., Class A(a)	900	217,755
Bio-Techne Corp.	7,257	397,176
Bruker Corp.	4,766	183,157
Charles River Laboratories International, Inc.(a)	2,084	353,530
Fortrea Holdings, Inc.(a)	3,887	22,311
Medpace Holdings, Inc.(a)	1,053	449,842
Mesa Laboratories, Inc.	239	18,279
Niagen Bioscience, Inc.(a)	2,364	22,103
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Repligen Corp.(a)	2,437	285,300
Sotera Health Co.(a)	6,941	79,752
Tempus AI, Inc., Class A(a)(b)	3,914	221,493
		2,874,336
Machinery — 4.9%
AGCO Corp.	2,737	322,884
Alamo Group, Inc.	463	103,055
Albany International Corp., Class A	1,368	74,132
Allison Transmission Holdings, Inc.	3,921	353,164
Astec Industries, Inc.	972	38,550
Atmus Filtration Technologies, Inc.	731	28,443
Blue Bird Corp.(a)(b)	1,451	64,990
Chart Industries, Inc.(a)	2,066	410,783
Crane Co.	2,263	443,027
Donaldson Co., Inc.	5,543	398,930
Energy Recovery, Inc.(a)	2,488	33,464
Enerpac Tool Group Corp., Class A	2,487	95,774
Enpro, Inc.	917	194,780
Esab Corp.(b)	2,606	349,647
ESCO Technologies, Inc.	1,115	215,975
Federal Signal Corp.	2,802	354,649
Flowserve Corp.	6,034	338,145
Franklin Electric Co., Inc.	1,803	169,392
Gates Industrial Corp. PLC(a)	11,257	279,174
Gorman-Rupp Co. (The)	948	39,020
Greenbrier Cos., Inc. (The)	1,266	57,603
Helios Technologies, Inc.	1,429	52,430
Hillenbrand, Inc.	3,055	63,269
Hillman Solutions Corp.(a)	8,437	66,568
ITT, Inc.	3,774	641,429
JBT Marel Corp.	2,371	326,724
Kadant, Inc.	520	173,040
Kennametal, Inc.	3,585	88,765
Lincoln Electric Holdings, Inc.	2,578	627,743
Lindsay Corp.	497	67,845
Microvast Holdings, Inc.(a)(b)	9,023	28,603
Middleby Corp. (The)(a)	2,459	357,047
Mueller Industries, Inc.	5,111	436,326
Mueller Water Products, Inc., Class A	7,244	179,361
Nordson Corp.	2,385	510,891
Oshkosh Corp.	2,757	348,843
Security	Shares	Value
Machinery (continued)
Proto Labs, Inc.(a)	1,072	$ 46,225
RBC Bearings, Inc.(a)	1,425	551,959
REV Group, Inc.	2,368	117,334
SPX Technologies, Inc.(a)	2,142	390,679
Standex International Corp.	524	86,324
Stanley Black & Decker, Inc.	7,057	477,406
Symbotic, Inc., Class A(a)(b)	1,985	107,091
Tennant Co.	853	70,407
Terex Corp.	2,922	148,613
Timken Co. (The)	2,954	224,770
Toro Co. (The)	4,585	340,436
Trinity Industries, Inc.	3,447	80,315
Watts Water Technologies, Inc., Class A	1,255	329,212
Worthington Enterprises, Inc.	1,410	87,378
		11,392,614
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	2,012	32,051
Kirby Corp.(a)	2,502	238,466
Matson, Inc.	1,368	146,075
		416,592
Media — 1.0%
Altice U.S.A., Inc., Class A(a)	10,863	28,244
Cable One, Inc.	197	25,212
DoubleVerify Holdings, Inc.(a)	6,193	94,877
EchoStar Corp., Class A(a)	6,174	201,211
Ibotta, Inc., Class A(a)	692	25,154
Integral Ad Science Holding Corp.(a)(b)	3,174	26,027
Interpublic Group of Cos., Inc. (The)	17,061	419,701
John Wiley & Sons, Inc., Class A	1,987	76,698
Magnite, Inc.(a)	6,129	141,028
New York Times Co. (The), Class A	7,199	373,556
Newsmax, Inc., Class B(a)(b)	1,899	25,238
Nexstar Media Group, Inc., Class A	1,264	236,507
Paramount Global, Class B, NVS(b)	28,639	359,992
Sinclair, Inc., Class A	1,631	23,584
Sirius XM Holdings, Inc.	8,774	185,307
Stagwell, Inc., Class A(a)	4,444	25,464
TechTarget, Inc.(a)	1,435	10,389
TEGNA, Inc.	7,015	117,151
Thryv Holdings, Inc.(a)	1,708	22,477
		2,417,817
Metals & Mining — 1.4%
Alcoa Corp.	11,972	358,801
Alpha Metallurgical Resources, Inc.(a)	502	59,271
Carpenter Technology Corp.	2,189	545,915
Century Aluminum Co.(a)	2,236	47,358
Cleveland-Cliffs, Inc.(a)	21,758	228,894
Coeur Mining, Inc.(a)	28,926	251,367
Commercial Metals Co.	4,896	253,906
Constellium SE, Class A(a)	5,966	81,794
Hecla Mining Co.	26,274	150,813
Ivanhoe Electric, Inc.(a)(b)	4,551	43,508
Kaiser Aluminum Corp.	707	54,658
Materion Corp.	906	95,402
MP Materials Corp., Class A(a)(b)	5,720	351,780
Royal Gold, Inc.	3,023	457,743
Ryerson Holding Corp.	1,234	25,420
SunCoke Energy, Inc.	3,940	29,117
USA Rare Earth, Inc., Class A(a)(b)	1,859	23,628

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Warrior Met Coal, Inc.	2,233	$ 114,731
Worthington Steel, Inc.	1,406	42,911
		3,217,017
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AGNC Investment Corp.	43,571	410,874
Annaly Capital Management, Inc.	27,508	559,238
Apollo Commercial Real Estate Finance, Inc.	5,637	54,228
Arbor Realty Trust, Inc.	8,136	90,798
ARMOUR Residential REIT, Inc.	3,667	59,809
Blackstone Mortgage Trust, Inc., Class A	7,633	141,058
BrightSpire Capital, Inc., Class A	6,002	31,090
Chimera Investment Corp.	3,642	48,694
Dynex Capital, Inc.	4,706	58,543
Ellington Financial, Inc.	4,322	54,846
Franklin BSP Realty Trust, Inc.	3,893	39,319
KKR Real Estate Finance Trust, Inc.	2,652	23,974
Ladder Capital Corp., Class A	5,461	59,634
MFA Financial, Inc.	4,350	39,541
Orchid Island Capital, Inc.	4,786	33,311
PennyMac Mortgage Investment Trust	4,104	48,386
Ready Capital Corp.	7,709	32,455
Redwood Trust, Inc.	5,636	30,773
Rithm Capital Corp.	24,440	294,013
Starwood Property Trust, Inc.	15,899	309,395
TPG RE Finance Trust, Inc.	2,529	22,002
Two Harbors Investment Corp.	4,575	44,606
		2,486,587
Multi-Utilities — 0.2%
Avista Corp.	3,678	137,189
Black Hills Corp.	3,314	191,483
Northwestern Energy Group, Inc.	2,648	142,198
Unitil Corp.	724	37,344
		508,214
Office REITs — 0.8%
Brandywine Realty Trust	7,957	31,828
BXP, Inc.	6,674	436,680
COPT Defense Properties	5,238	142,893
Cousins Properties, Inc.	7,238	196,150
Douglas Emmett, Inc.	7,115	107,863
Easterly Government Properties, Inc.	1,917	42,174
Empire State Realty Trust, Inc., Class A	6,229	45,098
Highwoods Properties, Inc.	4,786	138,842
JBG SMITH Properties	3,311	70,127
Kilroy Realty Corp.	4,976	183,415
Paramount Group, Inc.(a)	8,711	53,311
Piedmont Realty Trust, Inc., Class A	5,626	42,533
SL Green Realty Corp.	3,285	188,066
Vornado Realty Trust	7,510	288,534
		1,967,514
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	14,543	266,864
Antero Resources Corp.(a)	12,209	426,460
APA Corp.	16,558	319,404
BKV Corp.(a)	748	15,439
California Resources Corp.	2,919	140,637
Calumet, Inc.(a)	3,007	47,932
Centrus Energy Corp., Class A(a)(b)	724	155,950
Chord Energy Corp.	2,755	303,959
Civitas Resources, Inc.	3,630	110,207
CNX Resources Corp.(a)	6,522	197,682
Comstock Resources, Inc.(a)	3,214	57,434
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Core Natural Resources, Inc.	2,350	$ 173,453
Crescent Energy Co., Class A	6,241	57,667
CVR Energy, Inc.	1,390	37,224
Delek U.S. Holdings, Inc.	2,796	62,546
Dorian LPG Ltd.	1,673	48,166
DT Midstream, Inc.	4,520	464,340
Excelerate Energy, Inc., Class A	1,050	26,943
Granite Ridge Resources, Inc.	3,216	16,691
Gulfport Energy Corp.(a)	698	121,543
HF Sinclair Corp.	7,023	308,591
HighPeak Energy, Inc.(b)	586	5,842
International Seaways, Inc.	1,725	68,827
Kinetik Holdings, Inc., Class A	1,027	44,551
Kosmos Energy Ltd.(a)	19,664	42,278
Magnolia Oil & Gas Corp., Class A	8,102	192,990
Matador Resources Co.	5,133	256,034
Murphy Oil Corp.	6,094	151,192
New Fortress Energy, Inc., Class A(a)(b)	7,222	19,680
NextDecade Corp.(a)(b)	7,438	84,496
Northern Oil & Gas, Inc.	3,769	106,135
Ovintiv, Inc.	11,961	492,554
Par Pacific Holdings, Inc.(a)	2,470	77,509
PBF Energy, Inc., Class A	3,899	88,117
Peabody Energy Corp.	5,034	81,299
Permian Resources Corp., Class A	29,296	414,831
Range Resources Corp.	11,022	404,728
REX American Resources Corp.(a)	664	34,714
Sitio Royalties Corp., Class A	3,424	62,214
SM Energy Co.	4,782	131,935
Talos Energy, Inc.(a)	5,145	43,990
Uranium Energy Corp.(a)(b)	19,607	169,993
Venture Global, Inc., Class A	4,526	69,383
Viper Energy, Inc., Class A	6,035	227,278
Vitesse Energy, Inc.	1,297	31,037
World Kinect Corp.	2,500	68,175
		6,728,914
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,922	264,178
Sylvamo Corp.	1,570	72,330
		336,508
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(a)	5,379	284,872
Allegiant Travel Co.(a)	597	30,829
American Airlines Group, Inc.(a)(b)	29,782	342,195
Frontier Group Holdings, Inc.(a)(b)	4,275	18,725
JetBlue Airways Corp.(a)(b)	12,995	57,698
Joby Aviation, Inc., Class A(a)(b)	22,249	370,668
SkyWest, Inc.(a)	1,795	208,148
Wheels Up Experience, Inc., Class A(a)(b)	4,307	6,073
		1,319,208
Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	5,870	320,384
Coty, Inc., Class A(a)	15,793	76,596
Edgewell Personal Care Co.	2,038	51,419
elf Beauty, Inc.(a)	2,314	280,434
Herbalife Ltd.(a)	4,575	42,090
Interparfums, Inc.	828	99,857
Olaplex Holdings, Inc.(a)(b)	6,538	9,088
		879,868
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals, Inc., Class A(a)	5,668	44,324

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc.(a)	1,534	$ 32,137
ANI Pharmaceuticals, Inc.(a)	821	52,010
Arvinas, Inc.(a)	2,649	19,709
Avadel Pharmaceuticals PLC(a)(b)	4,009	42,135
Axsome Therapeutics, Inc.(a)	1,791	181,572
Collegium Pharmaceutical, Inc.(a)	1,287	38,430
Corcept Therapeutics, Inc.(a)	4,454	299,175
CorMedix, Inc.(a)(b)	2,902	33,866
Edgewise Therapeutics, Inc.(a)	3,571	50,922
Elanco Animal Health, Inc.(a)(b)	21,858	299,017
Enliven Therapeutics, Inc.(a)(b)	1,540	28,967
Evolus, Inc.(a)	2,149	19,169
Harmony Biosciences Holdings, Inc.(a)	1,937	68,144
Harrow, Inc.(a)	1,221	38,779
Innoviva, Inc.(a)	2,515	45,698
Jazz Pharmaceuticals PLC(a)	2,737	313,742
LENZ Therapeutics, Inc.(a)(b)	581	17,296
Ligand Pharmaceuticals, Inc.(a)	846	111,317
Liquidia Corp.(a)(b)	2,999	56,051
Nuvation Bio, Inc., Class A(a)(b)	10,000	23,600
Ocular Therapeutix, Inc.(a)(b)	5,128	59,382
Organon & Co.	11,538	111,919
Pacira BioSciences, Inc.(a)	2,008	42,349
Perrigo Co. PLC	5,962	159,006
Prestige Consumer Healthcare, Inc.(a)	2,169	160,398
Supernus Pharmaceuticals, Inc.(a)	2,259	79,291
Tarsus Pharmaceuticals, Inc.(a)	1,318	51,165
Trevi Therapeutics, Inc.(a)	3,528	26,125
Viatris, Inc.	55,234	482,745
WaVe Life Sciences Ltd.(a)(b)	5,171	41,885
Xeris Biopharma Holdings, Inc.(a)	6,847	34,851
		3,065,176
Professional Services — 2.5%
Alight, Inc., Class A	18,999	101,835
Amentum Holdings, Inc.(a)	6,115	152,692
Barrett Business Services, Inc.	1,146	52,682
CACI International, Inc., Class A(a)	1,013	466,557
CBIZ, Inc.(a)(b)	2,380	145,466
Clarivate PLC(a)(b)	15,394	59,267
Concentrix Corp.	1,894	98,431
CRA International, Inc.	275	48,582
CSG Systems International, Inc.	1,185	74,015
Dayforce, Inc.(a)	7,164	413,148
Dun & Bradstreet Holdings, Inc.	14,575	132,632
ExlService Holdings, Inc.(a)	7,463	324,118
Exponent, Inc.	2,309	159,229
First Advantage Corp.(a)	3,577	61,846
FTI Consulting, Inc.(a)	1,573	261,669
Genpact Ltd.	6,873	302,756
Heidrick & Struggles International, Inc.	876	39,008
Huron Consulting Group, Inc.(a)(b)	778	102,758
ICF International, Inc.	796	66,776
Innodata, Inc.(a)(b)	1,388	76,201
Insperity, Inc.	1,616	96,281
KBR, Inc.	6,072	283,805
Kforce, Inc.	787	27,427
Korn Ferry	2,261	160,237
Legalzoom.com, Inc.(a)	5,236	47,072
ManpowerGroup, Inc.	2,019	83,284
Maximus, Inc.	2,588	191,150
NV5 Global, Inc.(a)	2,408	54,060
Parsons Corp.(a)	2,472	183,422
Security	Shares	Value
Professional Services (continued)
Paylocity Holding Corp.(a)	2,037	$ 376,601
Planet Labs PBC, Class A(a)(b)	10,298	64,362
Robert Half, Inc.	4,607	170,044
Science Applications International Corp.	2,167	241,577
TriNet Group, Inc.	1,227	83,203
UL Solutions, Inc., Class A	2,770	202,542
Upwork, Inc.(a)(b)	5,393	64,500
Verra Mobility Corp., Class A(a)	7,338	185,358
Willdan Group, Inc.(a)	616	52,545
WNS Holdings Ltd.(a)	1,884	140,904
		5,848,042
Real Estate Management & Development — 0.6%
Compass, Inc., Class A(a)	20,457	162,429
Cushman & Wakefield PLC(a)	7,919	96,533
eXp World Holdings, Inc.	3,842	41,417
Forestar Group, Inc.(a)	750	18,600
Howard Hughes Holdings, Inc.(a)	1,426	98,009
Jones Lang LaSalle, Inc.(a)	2,175	588,033
Kennedy-Wilson Holdings, Inc.	4,717	34,528
Marcus & Millichap, Inc.	1,069	33,310
Newmark Group, Inc., Class A	6,624	100,486
Opendoor Technologies, Inc., Class A(a)(b)	29,388	54,074
St. Joe Co. (The)	1,895	95,697
		1,323,116
Residential REITs — 0.2%
Apartment Investment & Management Co., Class A	6,089	51,209
Centerspace	723	39,353
Elme Communities	4,018	60,591
Independence Realty Trust, Inc.	10,149	170,199
NexPoint Residential Trust, Inc.	960	29,933
UMH Properties, Inc.	3,604	58,673
Veris Residential, Inc.	3,705	52,166
		462,124
Retail REITs — 1.2%
Acadia Realty Trust	5,952	111,421
Agree Realty Corp.	4,981	357,138
Alexander’s, Inc.	99	24,868
Brixmor Property Group, Inc.	14,093	368,250
CBL & Associates Properties, Inc.	676	18,293
Curbline Properties Corp.	4,726	104,445
Federal Realty Investment Trust	3,945	363,571
Getty Realty Corp.	2,451	68,113
InvenTrust Properties Corp.	3,410	94,014
Kite Realty Group Trust	10,036	220,591
Macerich Co. (The)	11,560	193,168
NETSTREIT Corp.	3,521	64,188
NNN REIT, Inc.	8,675	357,930
Phillips Edison & Co., Inc.	5,468	184,764
Saul Centers, Inc.	554	17,850
SITE Centers Corp.	2,307	24,846
Tanger, Inc.	5,199	156,074
Urban Edge Properties	5,802	114,415
Whitestone REIT	2,175	26,513
		2,870,452
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A(a)(b)	2,303	69,919
Allegro MicroSystems, Inc.(a)	5,700	179,037
Alpha & Omega Semiconductor Ltd.(a)	1,089	27,737
Ambarella, Inc.(a)	1,892	125,042
Amkor Technology, Inc.	5,222	117,808
Astera Labs, Inc.(a)(b)	5,999	820,243

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc.(a)(b)	1,428	$ 96,661
CEVA, Inc.(a)	1,064	22,738
Cirrus Logic, Inc.(a)	2,455	247,243
Cohu, Inc.(a)	2,000	35,720
Credo Technology Group Holding Ltd.(a)	6,697	747,050
Diodes, Inc.(a)	2,027	100,073
Enphase Energy, Inc.(a)	6,055	195,940
FormFactor, Inc.(a)(b)	3,571	101,452
Ichor Holdings Ltd.(a)	1,537	30,417
Impinj, Inc.(a)(b)	1,236	191,061
Kulicke & Soffa Industries, Inc.	2,196	71,941
Lattice Semiconductor Corp.(a)	6,335	315,673
MACOM Technology Solutions Holdings, Inc.(a)	2,906	398,529
MaxLinear, Inc.(a)	3,691	58,392
MKS, Inc.	2,431	231,383
Onto Innovation, Inc.(a)	2,267	214,798
PDF Solutions, Inc.(a)(b)	1,434	31,878
Penguin Solutions, Inc.(a)(b)	2,367	55,790
Photronics, Inc.(a)	2,851	58,046
Power Integrations, Inc.	2,497	121,154
Qorvo, Inc.(a)	3,910	326,876
Rambus, Inc.(a)	4,967	367,210
Rigetti Computing, Inc.(a)(b)	12,454	180,583
Semtech Corp.(a)	4,008	204,809
Silicon Laboratories, Inc.(a)	1,496	197,128
SiTime Corp.(a)	990	200,822
Skyworks Solutions, Inc.	7,225	495,202
SolarEdge Technologies, Inc.(a)(b)	2,574	66,049
Synaptics, Inc.(a)	1,795	112,547
Ultra Clean Holdings, Inc.(a)	1,939	43,666
Universal Display Corp.	2,175	314,070
Veeco Instruments, Inc.(a)	2,447	50,849
		7,225,536
Software — 5.7%
A10 Networks, Inc.	3,331	61,357
ACI Worldwide, Inc.(a)	4,868	207,182
Adeia, Inc.	4,939	63,960
Agilysys, Inc.(a)	1,173	133,816
Alarm.com Holdings, Inc.(a)	2,257	123,300
Alkami Technology, Inc.(a)	2,922	65,131
Amplitude, Inc., Class A(a)	3,852	47,110
Appfolio, Inc., Class A(a)	1,055	282,086
Appian Corp., Class A(a)(b)	1,410	38,930
Asana, Inc., Class A(a)(b)	4,044	59,366
Aurora Innovation, Inc., Class A(a)(b)	49,475	287,450
AvePoint, Inc., Class A(a)	5,087	97,060
BILL Holdings, Inc.(a)	3,868	165,744
Blackbaud, Inc.(a)	1,724	116,232
BlackLine, Inc.(a)	2,334	125,522
Blend Labs, Inc., Class A(a)	9,457	31,303
Box, Inc., Class A(a)	6,602	211,924
Braze, Inc., Class A(a)(b)	3,199	89,156
C3.ai, Inc., Class A(a)(b)	5,502	129,627
CCC Intelligent Solutions Holdings, Inc.(a)(b)	23,405	226,326
Cipher Mining, Inc.(a)	12,060	65,848
Cleanspark, Inc.(a)(b)	12,641	143,728
Clear Secure, Inc., Class A	3,880	114,111
Clearwater Analytics Holdings, Inc., Class A(a)	11,545	233,902
Commvault Systems, Inc.(a)	2,012	382,179
Confluent, Inc., Class A(a)	12,987	230,195
Core Scientific, Inc.(a)(b)	12,624	170,929
Dolby Laboratories, Inc., Class A	2,784	209,747
Security	Shares	Value
Software (continued)
Dropbox, Inc., Class A(a)	9,259	$ 251,567
D-Wave Quantum, Inc.(a)(b)	12,821	220,393
E2open Parent Holdings, Inc., Class A(a)	5,534	18,262
Elastic NV(a)	4,036	337,813
Five9, Inc.(a)	3,144	81,209
Freshworks, Inc., Class A(a)(b)	8,974	116,572
Gitlab, Inc., Class A(a)	6,051	265,094
Hut 8 Corp.(a)(b)	4,273	90,716
Informatica, Inc., Class A(a)	7,784	192,265
Intapp, Inc.(a)	2,504	100,285
InterDigital, Inc.	1,104	285,053
Jamf Holding Corp.(a)	2,558	20,311
JFrog Ltd.(a)	4,464	193,782
Klaviyo, Inc., Class A(a)	4,660	144,926
Life360, Inc.(a)(b)	3,391	259,717
LiveRamp Holdings, Inc.(a)	2,856	93,734
Manhattan Associates, Inc.(a)	2,787	612,192
MARA Holdings, Inc.(a)(b)	15,677	252,086
Meridianlink, Inc.(a)	1,345	21,493
N-able, Inc.(a)	3,368	27,213
nCino, Inc.(a)(b)	4,730	132,085
NCR Voyix Corp.(a)(b)	6,574	89,538
NextNav, Inc.(a)(b)	2,887	42,699
OneSpan, Inc.	1,565	23,084
Onestream, Inc., Class A(a)	3,239	77,250
Pagaya Technologies Ltd., Class A(a)(b)	1,854	55,713
PagerDuty, Inc.(a)(b)	3,939	63,497
Pegasystems, Inc.	4,226	248,108
Porch Group, Inc.(a)	3,612	45,583
Procore Technologies, Inc.(a)(b)	5,433	389,166
Progress Software Corp.	1,925	92,554
PROS Holdings, Inc.(a)	2,035	31,929
Q2 Holdings, Inc.(a)	2,781	225,817
Qualys, Inc.(a)	1,616	215,041
Rapid7, Inc.(a)	2,723	57,510
RingCentral, Inc., Class A(a)	3,384	86,258
Riot Platforms, Inc.(a)	15,064	202,008
Rubrik, Inc., Class A(a)	4,716	447,784
SailPoint, Inc.(a)(b)	2,739	61,189
Samsara, Inc., Class A(a)	12,259	466,210
SEMrush Holdings, Inc., Class A(a)	2,042	18,296
SentinelOne, Inc., Class A(a)	14,439	264,811
ServiceTitan, Inc., Class A(a)	508	59,289
SoundHound AI, Inc., Class A(a)(b)	16,727	172,790
Sprinklr, Inc., Class A(a)	5,261	47,402
Sprout Social, Inc., Class A(a)	2,151	36,890
SPS Commerce, Inc.(a)	1,742	189,643
Tenable Holdings, Inc.(a)	5,490	171,892
Teradata Corp.(a)	3,956	82,799
Terawulf, Inc.(a)(b)	13,218	68,205
UiPath, Inc., Class A(a)	19,552	229,736
Unity Software, Inc.(a)	14,750	492,060
Varonis Systems, Inc.(a)	5,101	284,789
Verint Systems, Inc.(a)	2,713	57,733
Vertex, Inc., Class A(a)(b)	3,074	101,965
Weave Communications, Inc.(a)	2,705	19,746
Workiva, Inc., Class A(a)	2,402	153,320
Yext, Inc.(a)(b)	4,958	40,259
Zeta Global Holdings Corp., Class A(a)	8,597	134,543
		13,377,095
Specialized REITs — 0.9%
CubeSmart	10,526	409,567

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
EPR Properties	3,484	$ 191,759
Four Corners Property Trust, Inc.	4,582	115,650
Lamar Advertising Co., Class A	4,016	490,956
Millrose Properties, Inc., Class A	5,585	167,494
National Storage Affiliates Trust	3,226	95,038
Outfront Media, Inc.	6,624	116,119
PotlatchDeltic Corp.	3,391	138,658
Rayonier, Inc.	6,557	152,844
Safehold, Inc.	2,092	29,267
Smartstop Self Storage REIT, Inc.	1,410	47,771
Uniti Group, Inc.	10,517	55,950
		2,011,073
Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A(a)	2,145	205,963
Academy Sports & Outdoors, Inc.	3,043	154,554
Advance Auto Parts, Inc.	2,635	139,839
American Eagle Outfitters, Inc.	7,277	78,592
Asbury Automotive Group, Inc.(a)	836	185,692
AutoNation, Inc.(a)	1,274	245,423
Bath & Body Works, Inc.	9,443	273,469
Boot Barn Holdings, Inc.(a)	1,321	227,080
Buckle, Inc. (The)	1,493	73,709
Camping World Holdings, Inc., Class A	2,816	38,973
CarMax, Inc.(a)(b)	7,016	397,176
Chewy, Inc., Class A(a)	10,084	370,083
Dick’s Sporting Goods, Inc.	2,572	544,004
Five Below, Inc.(a)	2,483	338,979
Floor & Decor Holdings, Inc., Class A(a)	4,814	368,945
Foot Locker, Inc.(a)	3,671	91,922
GameStop Corp., Class A(a)(b)	18,686	419,501
Gap, Inc. (The)	10,947	213,029
Group 1 Automotive, Inc.	584	240,696
Guess?, Inc.	1,307	16,991
Lithia Motors, Inc., Class A	1,194	343,872
Murphy U.S.A., Inc.	879	318,620
National Vision Holdings, Inc.(a)(b)	3,396	82,387
Penske Automotive Group, Inc.	905	151,506
Petco Health & Wellness Co., Inc.(a)	3,482	10,481
RealReal, Inc. (The)(a)(b)	3,961	20,835
Revolve Group, Inc., Class A(a)(b)	1,928	40,006
RH(a)(b)	695	142,906
Sally Beauty Holdings, Inc.(a)(b)	4,296	41,843
Signet Jewelers Ltd.	1,724	136,368
Sonic Automotive, Inc., Class A	637	46,087
Torrid Holdings, Inc.(a)	1,127	2,806
Upbound Group, Inc.	2,430	50,143
Urban Outfitters, Inc.(a)(b)	2,712	204,159
Valvoline, Inc.(a)	5,865	206,741
Victoria’s Secret & Co.(a)(b)	3,160	59,408
Warby Parker, Inc., Class A(a)(b)	4,036	96,662
Wayfair, Inc., Class A(a)(b)	4,565	299,647
Winmark Corp.	137	51,707
		6,930,804
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class A(a)	2,187	31,077
Corsair Gaming, Inc.(a)	2,467	22,351
Diebold Nixdorf, Inc.(a)	1,592	89,614
IonQ, Inc.(a)(b)	11,550	460,498
Quantum Computing, Inc.(a)(b)	5,137	76,233
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.(a)	5,390	$ 231,339
Xerox Holdings Corp.	5,512	22,324
		933,436
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	5,387	97,990
Carter’s, Inc.	1,533	37,160
Columbia Sportswear Co.	1,207	68,280
Crocs, Inc.(a)(b)	2,495	248,826
Figs, Inc., Class A(a)(b)	3,673	23,875
G-III Apparel Group Ltd.(a)	1,596	37,666
Hanesbrands, Inc.(a)	15,068	61,628
Kontoor Brands, Inc.	2,558	142,378
Levi Strauss & Co., Class A	3,996	78,681
Oxford Industries, Inc.	627	23,939
PVH Corp.	2,416	177,383
Ralph Lauren Corp., Class A	1,773	529,684
Skechers U.S.A., Inc., Class A(a)	6,068	383,801
Steven Madden Ltd.	3,014	72,351
Under Armour, Inc., Class A(a)	7,969	52,914
Under Armour, Inc., Class C, NVS(a)	6,437	40,553
VF Corp.	15,235	178,554
Wolverine World Wide, Inc.	3,706	83,681
		2,339,344
Tobacco — 0.0%
Turning Point Brands, Inc.(b)	707	58,639
Universal Corp.	1,035	56,376
		115,015
Trading Companies & Distributors — 2.0%
Air Lease Corp., Class A	4,353	241,156
Applied Industrial Technologies, Inc.	1,775	481,912
Boise Cascade Co.	1,754	147,003
Core & Main, Inc., Class A(a)	7,750	493,210
Custom Truck One Source, Inc.(a)	2,561	15,853
Distribution Solutions Group, Inc.(a)(b)	432	12,947
DNOW, Inc.(a)	4,490	69,864
DXP Enterprises, Inc.(a)	580	65,691
FTAI Aviation Ltd.	4,668	642,363
GATX Corp.	1,611	245,984
Global Industrial Co.	359	12,228
GMS, Inc.(a)	1,614	176,959
Herc Holdings, Inc.	1,430	167,038
McGrath RentCorp	1,128	140,763
MRC Global, Inc.(a)	3,811	55,945
MSC Industrial Direct Co., Inc., Class A	1,819	157,562
QXO, Inc.(a)(b)	27,078	543,185
Rush Enterprises, Inc., Class A	2,859	154,786
Rush Enterprises, Inc., Class B	363	19,715
SiteOne Landscape Supply, Inc.(a)(b)	2,054	283,103
Transcat, Inc.(a)	433	33,094
WESCO International, Inc.	2,203	455,933
Willis Lease Finance Corp.	144	20,388
Xometry, Inc., Class A(a)	1,818	58,794
		4,695,476
Water Utilities — 0.3%
American States Water Co.	1,761	129,592
California Water Service Group	2,718	123,587
Essential Utilities, Inc.	11,497	423,090
H2O America	1,455	70,262
Middlesex Water Co.	817	42,157
		788,688

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	2,938	$ 46,597
Shenandoah Telecommunications Co.	2,066	30,329
Telephone & Data Systems, Inc.	4,218	164,671
United States Cellular Corp.(a)	537	39,163
		280,760
Total Common Stocks — 99.7% (Cost: $210,506,538)		233,988,754
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR(a)(c)	1,489	1,712
Total Rights — 0.0% (Cost: $ —)		1,712
Warrants(a)(b)
Electrical Equipment — 0.0%
Enovix Corp., (Issued/Exercisable 07/08/25, 1 Share for 1 Warrant, Expires 10/01/26, Strike Price USD 8.75)	964	4,502
Total Warrants — 0.0% (Cost: $4,521)		4,502
Total Long-Term Investments — 99.7% (Cost: $210,511,059)		233,994,968
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	24,962,059	$ 24,972,043
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	665,980	665,980
Total Short-Term Securities — 10.9% (Cost: $25,626,169)		25,638,023
Total Investments — 110.6% (Cost: $236,137,228)		259,632,991
Liabilities in Excess of Other Assets — (10.6)%		(24,850,152)
Net Assets — 100.0%		$ 234,782,839

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 23,095,740	$ 1,876,272 (a)	$ —	$ —	$ 31	$ 24,972,043	24,962,059	$ 37,786 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	665,980 (a)	—	—	—	665,980	665,980	6,474	—
				$ —	$ 31	$ 25,638,023		$ 44,260	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Small-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	4	09/19/25	$ 444	$ (6,776)
S&P Mid 400 E-Mini Index	1	09/19/25	317	(2,990)
				$ (9,766)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 233,988,754	$ —	$ —	$ 233,988,754
Rights	—	—	1,712	1,712
Warrants	4,502	—	—	4,502
Short-Term Securities
Money Market Funds	25,638,023	—	—	25,638,023
	$ 259,631,279	$ —	$ 1,712	$ 259,632,991
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (9,766)	$ —	$ —	$ (9,766)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust